Earnings Per Share - Additional Information (Detail)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Earnings Per Share Note [Line Items]
Stock-based compensation plans, excluded from the calculation of diluted earnings per share, anti-dilutive shares of stock	3,057,000	3,095,000	2,625,000